Discontinued Operations (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2012 Home Community	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Home Community	Dec. 31, 2010 Community Home	Dec. 31, 2009
Summary of income from discontinued operations
Rental income										$ 107,963,000	$ 121,318,000	$ 111,244,000
Non-property income											1,845,000
Total Income										107,963,000	123,163,000	111,244,000
Rental expenses										40,724,000	47,296,000	40,204,000
Property management fee										2,970,000	3,337,000	3,060,000
Real estate depreciation										43,555,000	57,858,000	50,878,000
Interest										1,967,000	7,338,000	6,066,000
Other expense										227,000	75,000	170,000
Total Expenses										89,443,000	115,904,000	100,378,000
Income before net gain on the sale of depreciable property and income taxes										18,520,000	7,259,000	10,866,000
Gain on the sale of depreciable property										138,508,000	4,083,000	2,424,000
Tax benefit/(expense) for taxable REIT subsidiary										(13,218,000)
Income from discontinued operations		74,340,000	16,240,000	49,039,000	4,191,000	1,884,000	4,589,000	983,000	3,886,000	143,810,000	11,342,000	13,290,000
Discontinued Operations (Textual) [Abstract]
Gain on sale of community for financial reporting purposes										138,508,000	4,083,000	2,424,000
Apartment homes sold	1,576									4,488	149
Apartment homes sold in conjunction of asset exchange										1,418
Communities sold	6									18	1
Communities sold in conjunction of asset exchange										6
Total sale price of assets										593,400,000
Home Held for Disposition	4,918
Communities held for disposition	14
Taxable REIT Subsidiaries [Member]
Summary of income from discontinued operations
Tax benefit/(expense) for taxable REIT subsidiary										$ (13,218,000)